Interim Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 750	$ 2,343	$ 168
Other current receivables	1,000	1,993	634
Total current assets	1,750	4,336	802
Non-current assets
Intangible assets, net	10,451	12,328	16,486
Goodwill	26,144	26,144	32,957
Property, plant and equipment, net	107	268	411
Right of use assets	347	348	389
Investment in associated companies	111	105	115
Total non-current assets	37,160	39,193	50,358
Total assets	38,910	43,529	51,160
Current liabilities
Trade payables	10,311	9,432	10,515
Other payables	4,140	4,350	2,483
Short term loan	2,115	1,000
Convertible notes	5,084	3,651	377
Warrants - derivative financial liability	9	1,384	1,143
Pre-paid advance			700
Bridge loans liabilities	532	902	1,750
Convertible promissory note			1,013
Lease liabilities	62	81	41
Total current liabilities	22,253	20,800	18,022
Non-current liabilities
Lease liabilities	365	337	411
Bridge loans liabilities			483
Total non-current liabilities	365	337	894
Total liabilities	22,618	21,137	18,916
Equity
Issued capital and additional paid in capital	110,188	89,976	62,901
Foreign currency translation reserve	(3,421)	(1,797)	(491)
Transaction with non-controlling interest reserve	258	258
Accumulated losses	(105,664)	(82,026)	(50,934)
Total equity attributable to owners of the parent	1,361	6,411	11,476
Non- controlling interest	14,931	15,981	20,768
Total equity	16,292	22,392	32,244
Total liabilities and shareholders’ equity	$ 38,910	$ 43,529	$ 51,160